Financial instruments - Summary of Debt Instruments Periodic Payments (Detail) - Bio Ventus LLC [Member] - Term Loan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Instrument Schedule Periodic Payment Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal	$ 3,750
Debt Instrument Schedule Periodic Payment Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal	$ 5,000